Note 11 - Retirement Benefits (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employers Matching Contribution, Requisite Service Period (Year)	5 years
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0